Lease liabilities	6 Months Ended
Feb. 28, 2026
Lease Liabilities
Lease liabilities

10.	Lease liabilities

Lease liabilities are measured at the discounted value of future lease payments using the lease-specific incremental borrowing rate. Lease payments are apportioned between interest expense and the reduction of the liability. Interest expense is based on the lease-specific incremental borrowing rate at the commencement date of the lease. The incremental borrowing rate differs between each category of asset, location of asset and the duration of the lease. The Company’s lease liabilities are primarily comprised of mobile and other equipment for use in Buckreef’s mining operations.

The carrying amounts of lease liabilities and movements during the period were:

Amount
As at August 31, 2025	$2,807
Additions	720
Accretion of lease liabilities (Note 24)	182
Lease payments	(809)
As at February 28, 2026	$2,900

	February 28, 2026	August 31, 2025
Current portion of lease liabilities	$1,462	$1,201
Lease liabilities	1,438	1,606
Balance at end of period	$2,900	$2,807

The following amounts are recognized in the statement of (loss) income and comprehensive (loss) income:

	Three months ended February 28,		Six months ended February 28,
	2026	2025	2026	2025
Depreciation expense for right-of-use assets (Note 7)	$242	$224	$484	$386
Accretion of lease liabilities (Note 24)	94	88	182	158
Total amount	$336	$312	$666	$544

As at February 28, 2026, the Company had the following lease commitments:

Amount
Not later than one month	$158
Later than one month and not later than three months	286
Later than three months and not later than one year	1,285
Later than one year and not later than five years	1,478
Total undiscounted lease commitments	$3,207

As at February 28, 2026, the carrying value of right-of-use assets amounted to $3.8 million (August 31, 2025 - $4.2 million). Equipment under lease contracts are depreciated over their useful lives as the purchase prices at the end of the lease terms are immaterial.